UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service) (Notices should be sent to the Agent for Service)

(Registrant’s Telephone Number) 410.986.5723

Date of Fiscal Year End: 12/31/07

Date of Reporting Period: Quarter ended 9/30/07

ITEM 1.	SCHEDULE OF INVESTMENTS

Form N-Q

MTB VA Funds Form N-Q

Large Cap Growth II Form N-Q as of 9/30/2007

	SHARES	VALUE
COMMON STOCKS—97.9%
Aerospace & Defense—1.4%
Boeing Co.	300	$31,497
United Technologies Corp.	700	56,336

		87,833

Beverages—3.0%
Coca-Cola Co.	1,100	63,217
PepsiCo, Inc.	1,700	124,542

		187,759

Biotechnology—2.1%
Amgen, Inc.[1]	1,600	90,512
Genentech, Inc.[1]	500	39,010

		129,522

Coal—0.7%
Peabody Energy Corp.	900	43,083
Commercial Banks—1.7%
Wachovia Corp.	1,200	60,180
Zions Bancorp	700	48,069

		108,249

Communications Equipment—6.7%
Cisco Systems, Inc.[1]	6,800	225,148
Corning, Inc.[1]	2,700	66,555
Harris Corp.	500	28,895
Qualcomm, Inc.	2,200	92,972

		413,570

Computers & Peripherals—5.6%
Apple, Inc.[1]	200	30,708
Dell, Inc.[1]	1,000	27,600
EMC Corp. Mass[1]	2,300	47,840
Hewlett-Packard Co.	500	24,895
International Business Machines Corp.	1,300	153,140
Network Appliance, Inc.[1]	2,300	61,893

		346,076

Construction & Engineering—1.8%
Foster Wheeler Ltd.[1]	500	65,640
McDermott International, Inc.[1]	800	43,264

		108,904

Diversified Financial Services—4.2%
American Express Co.	900	53,433
CIT Group, Inc.	2,000	80,400
InterContinentalExchange, Inc.[1]	450	68,355
Morgan Stanley	900	56,700

		258,888

Food Products—1.4%
Hershey Co.	800	37,128
Kraft Foods, Inc.	1,400	48,314

		85,442

Health Care Equipment & Supplies—6.8%
Cytyc Corp.[1]	1,400	66,710
Intuitive Surgical, Inc.[1]	200	46,000
Johnson & Johnson	2,600	170,820
Sirona Dental Systems, Inc.[1]	1,400	49,938
Zimmer Holdings, Inc.[1]	1,100	89,089

		422,557

Health Care Providers & Services—2.7%
Psychiatric Solutions, Inc.[1]	1,800	70,704
UnitedHealth Group, Inc.	2,000	96,860

		167,564

Household Products—4.6%
Colgate-Palmolive Co.	400	28,528
Procter & Gamble Co.	3,600	253,224

		281,752

Independent Power Producers & Energy—1.0%
AES Corp.[1]	3,000	60,120
Industrial Conglomerates—3.5%
3M Co.	400	37,432
General Electric Co.	4,400	182,160

		219,592

Insurance—4.0%
AMBAC Financial Group, Inc.	700	44,037
American International Group, Inc.	2,300	155,595
Lincoln National Corp.	700	46,179

		245,811

Internet Software & Services—3.9%
eBay, Inc.[1]	1,000	39,020
Google Inc.[1]	300	170,181
Yahoo, Inc.[1]	1,100	29,524

		238,725

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.[1]	900	51,948
Machinery—2.1%
Joy Global, Inc.	1,000	50,860
Rockwell Automation, Inc.	1,100	76,461

		127,321

Media—0.7%
Comcast Corp.[1]	1,700	41,106
Metals & Mining—0.7%
Companhia Vale Do Rio Doce	1,200	40,716
Multiline Retail—8.5%
Abercrombie & Fitch Co.	600	48,420
Home Depot, Inc.	1,900	61,636
Kohl’s Corp.[1]	1,200	68,796
Lowe’s Cos., Inc.	2,400	67,248
Macy’s, Inc.	2,400	77,568
Penney (J.C.) Co., Inc.	800	50,696
Target Corp.	900	57,213
Wal-Mart Stores, Inc.	2,100	91,665

		523,242

Oil, Gas & Consumable Fuels—13.7%
Chevron Corp.	750	70,185
ConocoPhillips	600	52,662
Devon Energy Corp.	800	66,560
ENSCO International, Inc.	600	33,660
Exxon Mobil Corp.	4,800	444,288
Schlumberger Ltd.	700	73,500
Southwestern Energy Co.[1]	1,100	46,035
Weatherford International Ltd.[1]	700	47,026
XTO Energy, Inc.	250	15,460

		849,376

Pharmaceuticals—4.3%
Abbott Laboratories	500	26,810
Eli Lilly & Co.	500	28,465
Express Scripts, Inc.[1]	800	44,656
Gilead Sciences, Inc.[1]	900	36,783
Pfizer, Inc.	3,200	78,176
Wyeth	1,200	53,460

		268,350

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc.[1]	1,900	25,080
Broadcom Corp.[1]	1,300	47,372
Intel Corp.	2,300	59,478
Texas Instruments, Inc.	1,300	47,567

		179,497

Software—5.4%
Allscripts Healthcare Solutions, Inc.[1]	3,000	81,090
Cerner Corp.[1]	500	29,905
Citrix Systems, Inc.[1]	1,000	40,320
Microsoft Corp.	4,000	117,840
Oracle Corp.[1]	3,000	64,950

		334,105

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.[1]	800	37,816
Nike, Inc.	300	17,598

		55,414

Tobacco—2.0%
Altria Group, Inc.	1,800	125,154
Transport-Air Freight—0.8%
United Parcel Service, Inc.	700	52,570
TOTAL COMMON STOCKS (COST $5,015,745)		6,054,246

MUTUAL FUND—1.9%
MTB Institutional Prime Money Market Fund	115,856	115,856
TOTAL INVESTMENTS—99.8% ( COST $5,131,601) [2]		6,170,102
OTHER ASSETS AND LIABILITIES 0.2%		13,299

TOTAL NET ASSETS—100.0%		$6,183,401

1	Non-income producing security.

2	The cost of investments for federal tax purposes amounts to $5,131,601. The net unrealized appreciation of investments for federal tax purposes was $1,038,501. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,179,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $141,092.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

Form N-Q

MTB VA Funds Form N-Q

Large Cap Value Fund II Form N-Q as of 9/30/2007

	SHARES	VALUE
COMMON STOCKS—93.8%
Aerospace & Defense—3.9%
Lockheed Martin Corp.	1,800	$195,282
Raytheon Co.	3,300	210,606

		405,888

Biotechnology—1.9%
Amgen, Inc.[1]	3,400	192,338
Commercial Banks—7.0%
J.P. Morgan Chase & Co.	5,200	238,264
Wachovia Corp.	3,900	195,585
Wells Fargo & Co.	8,108	288,807

		722,656

Commercial Services & Supplies—2.0%
Pitney Bowes, Inc.	4,600	208,932
Communications Equipment—3.1%
Motorola, Inc.	17,200	318,716
Diversified Financial Services—3.6%
Citigroup, Inc.	8,035	374,993
Diversified Telecommunication Services—3.2%
AT&T, Inc.	4,900	207,319
Verizon Communications Inc.	2,740	121,327

		328,646

Electronic Equipment & Instruments—0.8%
Agilent Technologies, Inc.[1]	2,285	84,271
Food Products—1.5%
Kraft Foods, Inc.	2,332	80,477
Tyson Foods, Inc., Class A	4,300	76,755

		157,232

Health Care Providers & Services—1.0%
Aetna, Inc.	1,900	103,113
Household Products—2.1%
Kimberly-Clark Corp.	3,065	215,347

Insurance—10.8%
AON Corp.	4,700	210,607
Genworth Financial, Inc., Class A	7,700	236,621
Hartford Financial Services Group, Inc.	4,600	425,731
Loews Corp.	5,200	251,420

		1,124,379

Internet & Catalog Retail—0.8%
Liberty Media Holding Corp., Interactive[1]	4,550	87,406
Machinery—3.7%
Illinois Tool Works, Inc.	2,200	131,208
Ingersoll-Rand Co., Class A	4,600	250,562

		381,770

Media—9.2%
CBS Corp., Class B	3,290	103,635
Clear Channel Communications, Inc.	4,700	175,968
Comcast Corp., Class A1	10,200	244,392
Viacom, Inc., Class B1	10,890	424,383

		948,378

Metals & Mining—5.6%
Barrick Gold Corp.	9,400	378,632
POSCO, ADR	600	107,262
United States Steel Corp.	900	95,346

		581,240

Oil, Gas & Consumable Fuels—10.9%
Apache Corp.	4,300	387,258
ConocoPhillips	1,929	169,308
Hess Corp.	1,700	113,101
Noble Energy, Inc.	6,600	462,265

		1,131,932

Paper & Forest Products—1.0%
International Paper Co.	3,000	107,610
Pharmaceuticals—1.9%
Sanofi-Aventis, ADR	4,700	199,374
Road & Rail—2.0%
Union Pacific Corp.	1,800	203,508
Software—6.8%
CA, Inc.	17,700	455,244
Microsoft Corp.	8,400	247,464

		702,708

Thrifts & Mortgage Finance—7.4%
Countrywide Financial Corp.	10,040	190,860
Federal National Mortgage Association	7,084	430,778
MGIC Investment Corp.	2,200	71,082
Radian Group, Inc.	3,300	76,824

		769,544

Tobacco—2.6%
Altria Group, Inc.	3,870	269,081
Wireless Telecommunication Services—1.0%
Sprint Nextel Corp.	5,300	100,700
TOTAL COMMON STOCKS (COST $8,286,842)		9,719,762

MUTUAL FUND—5.4%
MTB Institutional Prime Money Market Fund	562,471	562,471
TOTAL INVESTMENTS—99.2% ( $8,849,313) [2]		10,282,233
OTHER ASSETS AND LIABILITIES 0.8%		64,064

TOTAL NET ASSETS—100.0%		$10,346,297

1	Non-income producing security.

2	The cost of investments for federal tax purposes amounts to $8,849,313. The net unrealized appreciation of investments for federal tax purposes was $1,432,920. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,846,212 and net unrealized depreciation from investments for those securities having an excess of cost over value of $413,292.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronym is used throughout this report:

ADR- American Depositary Receipt

Form N-Q

MTB VA Funds Form N-Q

Managed Allocation Fund - Aggressive Growth II Form N-Q as of 9/30/2007

	SHARES	VALUE
MUTUAL FUNDS—101.2% [1]
Equity Funds—96.2%
MTB International Equity, Institutional I Shares	29,140	$422,247
MTB Large Cap Growth Fund, Institutional I Shares	30,700	303,621
MTB Large Cap Stock Fund, Institutional I Shares	27,769	276,019
MTB Large Cap Value Fund, Institutional I Shares	14,328	194,292
MTB Mid Cap Growth Fund, Institutional I Shares	1,720	27,650
MTB Mid Cap Stock Fund, Institutional I Shares	1,718	27,563
MTB Small Cap Growth Fund, Institutional I Shares	1,956	41,458
MTB Small Cap Stock Fund, Institutional I Shares	3,482	27,442

TOTAL EQUITY FUNDS		1,320,292

Fixed Income Funds—3.0%
MTB Intermediate -Term Bond Fund, Institutional I Shares	1,416	13,836
MTB Short Duration Government Bond Fund, Institutional I Shares	2,867	27,664

TOTAL FIXED INCOME FUNDS		41,500

Money Market Fund—2.0%
MTB Institutional Prime Money Market Fund	27,639	27,639
TOTAL INVESTMENTS - 101.2% ( COST $1,214,601) [2]		1,389,431
OTHER ASSETS AND LIABILITIES (1.2%)		-16,997

TOTAL NET ASSETS - 100.0%		$1,372,434

1	Non-income producing security.

2	The cost of investments for federal tax purposes amounts to $1,214,601. The net unrealized appreciation of investments for federal tax purposes was $174,830. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $175,828 and net unrealized depreciation from investments for those securities having an excess of cost over value of $998.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

Form N-Q

MTB VA Funds Form N-Q

Managed Allocation Fund - Conservative Growth II Form N-Q as of 9/30/2007

	SHARES	VALUE
MUTUAL FUNDS—101.7% [1]
Fixed Income Funds—54.8%
MTB Intermediate -Term Bond Fund, Institutional I Shares	8,371	$81,788
MTB Short - Term Corporate Bond Fund, Institutional I Shares	15,599	153,182
MTB Short Duration Government Bond Fund, Institutional I Shares	16,945	163,521
MTB US Government Bond Fund, Institutional I Shares	16,543	153,520

TOTAL FIXED INCOME FUNDS		552,011

Equity Funds—43.9%
MTB International Equity, Institutional I Shares	10,765	155,987
MTB Large Cap Growth Fund, Institutional I Shares	12,371	122,348
MTB Large Cap Stock Fund, Institutional I Shares	5,129	50,979
MTB Large Cap Value Fund, Institutional I Shares	4,537	61,519
MTB Mid Cap Growth Fund, Institutional I Shares	635	10,214
MTB Mid Cap Stock Fund, Institutional I Shares	952	15,272
MTB Small Cap Growth Fund, Institutional I Shares	722	15,315
MTB Small Cap Stock Fund, Institutional I Shares	1,286	10,137

TOTAL EQUITY FUNDS		441,771

Money Market Fund—3.0%
MTB Institutional Prime Money Market Fund	30,634	30,634
TOTAL INVESTMENTS - 101.7% ( COST $991,367) [2]		1,024,416
OTHER ASSETS AND LIABILITIES (1.7%)		(17,538)

TOTAL NET ASSETS - 100.0%		$1,006,878

1	Non-income producing security.

2	The cost of investments for federal tax purposes amounts to $991,367. The net unrealized appreciation of investments for federal tax purposes was $33,049. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,049 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

Form N-Q

MTB VA Funds Form N-Q

Managed Allocation Fund - Moderate Growth II Form N-Q as of 9/30/2007

	SHARES	VALUE
MUTUAL FUNDS—100.0% [1]
Fixed Income Funds—55.2%
MTB Intermediate -Term Bond Fund, Institutional I Shares	561,020	$5,481,165
MTB International Equity, Institutional I Shares	804,484	11,656,976
MTB Short - Term Corporate Bond Fund, Institutional I Shares	456,146	4,479,351
MTB Short Duration Government Bond Fund, Institutional I Shares	309,702	2,988,628
MTB US Government Bond Fund, Institutional I Shares	322,532	2,993,094

TOTAL FIXED INCOME FUNDS		27,599,214

Equity Funds—40.8%
MTB Large Cap Growth Fund, Institutional I Shares	603,034	5,964,009
MTB Large Cap Stock Fund, Institutional I Shares	700,013	6,958,131
MTB Large Cap Value Fund, Institutional I Shares	331,562	4,495,983
MTB Mid Cap Growth Fund, Institutional I Shares	61,921	995,687
MTB Mid Cap Stock Fund, Institutional I Shares	30,934	496,174
MTB Small Cap Growth Fund, Institutional I Shares	46,949	995,315
MTB Small Cap Stock Fund, Institutional I Shares	62,690	493,995
TOTAL EQUITY FUNDS		20,399,294

Money Market Fund—4.0%
MTB Institutional Prime Money Market Fund	1,984,835	1,984,835
TOTAL INVESTMENTS - 100.0% ( COST $45,262,172) [2]		49,983,343
OTHER ASSETS AND LIABILITIES 0.0%		17,578

TOTAL NET ASSETS—100.0%		$50,000,921

1	Non-income producing security.

2	The cost of investments for federal tax purposes amounts to $45,262,172. The net unrealized appreciation of investments for federal tax purposes was $4,721,171. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,978,439 and net unrealized depreciation from investments for those securities having an excess of cost over value of $257,268.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

INVESTMENT VALUATION

Market values of the Fund’s portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over- the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-ended regulated investment companies, based on net asset value (NAV);

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	November 27, 2007

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	November 27, 2007

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	November 27, 2007